Contractual Maturities of Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 21,000
Long-term Debt, Maturities, Repayments of Principal in Year Two	24,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	26,069
Long-term Debt, Maturities, Repayments of Principal in Year Four	18,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	5,000	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	12,248	[2]
Long-term Debt	106,317
Long-term Debt, Weighted Average Interest Rate	3.32%
FHLB Advances, maturity in year five, callable during 2013	3,000
FHLB Advances, maturity after year five, callable during 2013	2,000
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	21,000
Long-term Debt, Maturities, Repayments of Principal in Year Two	24,000
Long-term Debt, Maturities, Repayments of Principal in Year Three	26,069
Long-term Debt, Maturities, Repayments of Principal in Year Four	18,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	5,000	[1]
Long-term Debt, Maturities, Repayments of Principal after Year Five	4,000
Long-term Debt	98,069
Long-term Debt, Weighted Average Interest Rate	3.25%
Junior Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	0
Long-term Debt, Maturities, Repayments of Principal in Year Two	0
Long-term Debt, Maturities, Repayments of Principal in Year Three	0
Long-term Debt, Maturities, Repayments of Principal in Year Four	0
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	8,248
Long-term Debt	$ 8,248
Long-term Debt, Weighted Average Interest Rate	4.14%

[1]	(1) Includes FHLB advance of $3.0 million that is callable during 2013.
[2]	(2) Includes FHLB advance of $2.0 million that is callable during 2013.